Fair Value Measurements - Narrative (Details) $ in Millions	Dec. 31, 2021 USD ($)
Foreign currency contracts - not designated as hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount	$ 24.2